ACQUISITIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS ACQUISITION

Cash (including restricted cash of $185,399)	$185,633
Accounts receivables, net	506,951
Prepaid expenses and other current assets	216,956
Right-of-use asset	576,566
Fixed assets	68,260
Customer relationships	448,800
Tradenames	49,799
Investment	42,248
Other assets	37,950
Accounts payable and accrued expenses	(173,197)
Accrued payroll and related taxes	(325,629)
Accrued duties and taxes	(66,765)
Lease liability	(585,207)
Deferred revenue	(3,618)
Cash overdraft	(471,017)
Debt – related parties	(61,273)
Debt	(29,041)
$417,416

SCHEDULE OF PROFORMA FOR BUSINESS ACQUISITION

	For the six months ended June 30, 2021	For the six months ended June 30, 2020
Revenues	$1,355,350	$732,415
Net income (loss)	$(3,555,172)	$(488,535)
Net income (loss) per share	$(0.12)	$(0.02)

The following table shows pro-forma results for the year December 31, 2019 as if the acquisition had occurred on January 1, 2019. These unaudited pro forma results of operations are based on the historical financial statements and related notes of TRAQ Pvt Ltd. and the Company.

For the year ended December 31, 2019
Revenues	$1,143,606
Net income (loss)	$(166,533)
Net income (loss) per share	$(0.01)

Rohuma, LLC [Member]
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS ACQUISITION

Cash	$6,027
Accounts receivables, net	4,179
Prepaid expenses and other current assets	8,943
Fixed assets	4,512
Investment	1,440
Accounts payable and accrued expenses	(58,153)
Accrued duties and taxes	(2,688)
Cash overdraft	(2,980)
Debt – related parties	(37,776)
Debt	(10,000)
$(86,496)

MIMO Technologies PVT Ltd [Member]
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS ACQUISITION

Cash	$43,851
Accounts receivables, net	58,692
Prepaid expenses and other current assets	272,872
Fixed and intangible assets	153,186
Accounts payable and accrued expenses	(708,833)
Accrued payroll and related taxes	(104,750)
Accrued duties and taxes	(28,213)
Comprehensive income	(42,735)
Debt – related parties	(343,118)
Debt	(236,712)
$(935,760)